Fair Value Measurements - Summary of Plan's Investments Measured at Fair Value on a Recurring Basis (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 917,364,518	$ 820,765,348
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	134,020,028	136,959,515
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	701,437,101	607,762,363
Self-directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	59,786,588	48,225,625
Interest-bearing Cash
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	172,172	167,919
Stable Value Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	21,948,629	27,649,926
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	917,364,518	820,765,348
Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	134,020,028	136,959,515
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	701,437,101	607,762,363
Level 1 | Self-directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	59,786,588	48,225,625
Level 1 | Interest-bearing Cash
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	172,172	167,919
Level 1 | Stable Value Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 21,948,629	$ 27,649,926